SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Restricted cash	$ 2,240	$ 2,100